Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes ETF Trust
Entity Central Index Key	0001849998
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000231758
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short Duration Corporate ETF
Trading Symbol	FCSH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Short Duration Corporate ETF (the "Fund") for the period of May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Short Duration Corporate ETF	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 62,637,605
Holdings Count | Holding	152
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$62,637,605 Number of Investments152 Portfolio Turnover3%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	2.5%
U.S. Treasury Securities	2.8%
Corporate Debt Securities	94.6%

Material Fund Change [Text Block]